Other Payables	6 Months Ended
Jun. 30, 2024
Other Payables [Abstract]
Other payables

13. Other payables

	June 30, 2024	December 31, 2023
Payables on intangible assets	$3,000,001	$3,020,475
Professional fee payable	454,669	1,037,187
Salaries and bonuses payable	261,140	689,331
Pension payable	52,461	83,738
Payables on machinery and equipment	-	19,724
Output tax payable	42,387	161,685
Others	463,398	1,068,423
	$4,274,056	$6,080,563